Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2026
Transactions with related parties
Schedule of transactions with related parties - condensed consolidated statements of comprehensive income

	Six months ended
	June 30
	2026	2025
Included in other operating revenues from related party
Other operating revenues from related party (d)	$573	$—
Included in voyage expenses (including related party)
Charter hire commissions (a)	$957	$970
Included in general and administrative expenses (including related party)
Executive services fee (b)	$316	$289
Administrative services fee (c)	$60	$60
Management fees-related party
Management fees (a)	$3,462	$3,361

Schedule of transactions with related parties - balance sheet

	June 30,	December 31,
	2026	2025
Assets:
Working capital advances granted to the Manager (a)	$—	$1,685
Other Partnership expenses due from Manager	—	190
Total assets due from related party, current	$—	$1,875

Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party, non-current	$1,350	$1,350

Liabilities included in Due to related party:
Working capital advances due to the Manager (a)	$516	$—
Administrative service charges due to Manager (c)	$30	$—
Total liabilities due to related party, current	$546	$—